Disposals and impairment - Schedule of amounts recognized in the income statement in respect of disposals and impairments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	$ 3,866	$ 1,876	$ 2,874
Losses on sale of businesses and fixed assets, and closures	12,181	230	681
Impairment losses	20,635	3,476	13,789
Impairment reversals	(2,294)	(4,827)	(89)
Impairment and losses on sale of businesses and fixed assets, and closures	30,522	(1,121)	14,381
gas & low carbon energy
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	45	1,034	0
Losses on sale of businesses and fixed assets, and closures	0	1	9
Impairment losses	745	834	6,214
Impairment reversals	(1,333)	(2,338)	(3)
oil production & operations
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	3,446	869	360
Losses on sale of businesses and fixed assets, and closures	921	86	375
Impairment losses	4,480	1,617	6,723
Impairment reversals	(893)	(2,479)	(86)
customers & products
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	374	(52)	2,320
Losses on sale of businesses and fixed assets, and closures	177	142	296
Impairment losses	1,874	962	840
Impairment reversals	(68)	(7)	0
other businesses & corporate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	1	25	194
Losses on sale of businesses and fixed assets, and closures	11,083	1	1
Impairment losses	13,536	63	12
Impairment reversals	$ 0	$ (3)	$ 0